Goodwill and Intangible Assets, Net - Summary of Goodwill Balances Allocated by Operating Segment (Detail) - USD ($) $ in Millions		Dec. 31, 2021		Jul. 09, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 7,984	[1]	$ 41	$ 8,506	[1]	$ 9,562	$ 9,912
Mexico [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		361			372
United States [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		6,449			6,449
United Kingdom [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		280			292
France [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		213			229
Spain [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		158			463
Rest of EMEAA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[2]	48			44
Colombia [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		244			283
Caribbean TCL [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		83			92
Rest of South, Central America and the Caribbean [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[3]	59			64
Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 89			95
United Arab Emirates [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill					96
Other countries [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill					$ 27

[1]	This caption is primarily associated with Neoris N.V., CEMEX’s subsidiary involved in the sale of information technology and services.
[2]	This caption refers to the operating segments in Israel, the Czech Republic and Egypt.
[3]	This caption refers to the operating segments in the Dominican Republic, the Caribbean and Panama.